Parent Company Financial Statements - Schedule of Condensed Balance Sheets (Details) (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assets [Abstract]
Cash and cash equivalents	$ 371,320	$ 327,025	$ 203,560
Other assets	21,383	7,942	5,457
Total assets	3,040,388	2,499,412	1,867,293
LIABILITIES AND SHAREHOLDERS' EQUITY
Other borrowings	81,507	1,000
Other liabilities	20,122	7,769	6,654
Total liabilities	2,739,185	2,200,405	1,745,575
Commitments and contingencies - ESOP-owned shares		2,300	1,302
Shareholders' equity:
Common stock	13,524	13,482	6,350
Additional paid-in capital	249,775	249,202	91,462
Retained earnings	38,116	36,029	24,605
Accumulated other comprehensive income	887	1,393	280
Treasury stock: at cost	(1,099)	(1,099)	(979)
Stockholders' equity including ESOP owned shares		299,007	121,718
Less: ESOP-owned shares			1,302
Total shareholders' equity	301,203	299,007	120,416
Total liabilities & shareholders' equity	$ 3,040,388	2,499,412	1,867,293
Parent
Assets [Abstract]
Cash and cash equivalents		8,707	5,234
Investment in subsidiary		289,446	149,014
Other assets		1,856	1,498
Total assets		300,009	155,746
LIABILITIES AND SHAREHOLDERS' EQUITY
Other borrowings		1,000	33,875
Other liabilities		2	153
Total liabilities		1,002	34,028
Commitments and contingencies - ESOP-owned shares			1,302
Shareholders' equity:
Common stock		13,432	6,350
Additional paid-in capital		249,252	91,462
Retained earnings		36,029	24,605
Accumulated other comprehensive income		1,393	279
Treasury stock: at cost		(1,099)	(978)
Stockholders' equity including ESOP owned shares		299,007	121,718
Less: ESOP-owned shares			1,302
Total shareholders' equity		299,007	120,416
Total liabilities & shareholders' equity		$ 300,009	$ 155,746